Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Fair value of derivative instruments	$ 49,774	$ 111,252
Payroll and related accruals	81,377	99,885
Deferred revenue	66,432	69,000
Accrued expenses	70,007	62,469
Other liabilities	62,819	59,187
Operating lease liabilities	22,268	22,220
Cash collateral	5,440	21,755
Income taxes payable	12,475	13,980
Accrued royalties	9,699	12,877
Accrued contingent consideration and milestone payments	18,359	8,181
Accrued interest on long-term debt	8,518	5,431
Total accrued and other current liabilities	$ 407,168	$ 486,237